CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Sales of goods	$ 6,793,538	$ 14,235
Service revenue	927,219
Total revenues	7,720,757	14,235
Cost of revenues	5,818,498	3,421
Gross profit	1,902,259	10,814
Operating expenses:
General and administrative	1,366,109	414,400
Selling and marketing expenses	20,569
Research and development	280,261
Total operating expenses	1,666,939	414,400
Income (loss) from operations	235,320	(403,586)
Other income (expenses):
Change in fair value of notes payable	(4,304)
Interest income	76
Interest expense	(77,489)	(5,854)
Government grants	429
Others, net	(68,324)
Total other income (expenses)	(149,612)	(5,854)
Income (loss) before income taxes	85,708	(409,440)
Provision for income taxes	(117,590)
Net profit (loss) before allocation to non-controlling interests	203,298	(409,440)
Less: Net profit attributable to redeemable non-controlling interests	23,889
Less: Net profit attributable to non-controlling interests	66,632
Net profit (loss) attributable to SecureTech shareholders	$ 112,777	$ (409,440)
Earnings (loss) per share: Basic	$ 0.00	$ (0.01)
Earnings (loss) per share: Diluted	$ 0.00	$ (0.01)
Weighted average common shares outstanding: Basic	40,010,980	78,148,402
Weighted average common shares outstanding: Diluted	222,960,980	78,148,402